Chapter 11 Proceedings and Emergence (Details)-10K - USD ($) $ in Millions	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021	Aug. 27, 2020	Sep. 19, 2019	Dec. 20, 2018
Reorganization, Chapter 11 [Line Items]
Warrants purchased	45,667,000	705,882	705,882
Accounts receivable facility
Reorganization, Chapter 11 [Line Items]
Outstanding borrowings				$ 75.0	$ 90.0	$ 75.0